Average Annual Total Returns - VIPIndex500Portfolio-InitialServiceService2PRO - VIPIndex500Portfolio-InitialServiceService2PRO - VIP Index 500 Portfolio	Apr. 29, 2024
VIP Index 500 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	26.19%
Past 5 years	15.56%
Past 10 years	11.92%
VIP Index 500 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	26.07%
Past 5 years	15.45%
Past 10 years	11.81%
VIP Index 500 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	25.88%
Past 5 years	15.27%
Past 10 years	11.64%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%